Revenues, Net - Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenues, net	$ 12,124	$ 13,180
Revenues Derived from Spot Charters, Net [Member]
Revenues, net	4,458	4,397
Revenues Derived from Time Charters, Net [Member]
Revenues, net	$ 7,666	$ 8,783